Stock-Based Compensation - Additional Information (Detail) - USD ($)			12 Months Ended
	Sep. 02, 2015	Jan. 07, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Aug. 06, 2015	Jul. 14, 2005
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards granted, shares			511,784	1,753
Restricted stock expense			$ 829,000	$ 52,000	$ 61,000
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award vesting period			5 years
Recognized income tax benefits expenses			$ 64,000	$ 8,000	16,000
Non-vested shares outstanding, value			$ 1,600,000
Weighted average period shares outstanding			4 years 4 months 24 days
Stock option shares awarded			1,108,868	11,030
Stock option expiration date			Sep. 02, 2025
Stock options granted exercise price			$ 13.84	$ 13.32
Expected (years)			6 years 6 months
Risk-free interest rate			1.92%
Volatility rate			12.50%
Dividend yield			1.73%
Expenses of stock awards			$ 214,000	$ 20,000	44,000
Non-vested shares outstanding			1,253,251
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award vesting period			5 years
Recognized income tax benefits expenses			$ 339,000	21,000	24,000
Fair value of stock awards vested			$ 87,000	$ 75,000	$ 85,000
Non-vested restricted shares outstanding			506,362	7,628	13,299
Non-vested shares outstanding, value			$ 6,200,000
Weighted average period shares outstanding			4 years 4 months 24 days
Clifton Bancorp Inc. 2005 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity incentive plan expiration date			2015-07
Restricted stock awards granted, shares		1,753
Portion of shares awards vested annually			20.00%
Clifton Bancorp Inc. 2005 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares							1,464,727
Description restricted stock shares award		Twenty percent of the options awarded vest annually.
Stock option shares awarded		11,030
Stock options grant date fair value		$ 1.86
Options expiration period		10 years
Expected (years)			6 years 6 months
Risk-free interest rate			1.78%
Volatility rate			15.60%
Dividend yield			1.78%
Clifton Bancorp Inc. 2005 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares							585,891
Granted fair value per share		$ 13.32
Description restricted stock shares award		Twenty percent of the shares awarded vest annually.
Clifton Bancorp Inc. 2015 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards granted, shares	511,784		511,784
Clifton Bancorp Inc. 2015 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares						1,705,944
Future grants			614,136
Stock option shares awarded	1,108,868
Stock options grant date fair value	$ 1.63
Options expiration period	10 years
Stock options granted exercise price	$ 13.84
Clifton Bancorp Inc. 2015 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares						682,377
Future grants			177,417
Granted fair value per share	$ 13.84